Consolidated statements of changes in stockholders' equity and redeemable noncontrolling interest (USD $) In Thousands		Total		Common Stock	Additional paid-in capital in excess of assigned value of common stock	Capital reserves	Retained earnings	Accumulated Other Comprehensive Income (Loss)	Treasury stock	Redeemable noncontrolling interest
Balance at Dec. 31, 2011		$ 759,282		$ 279,980	$ 130,177	$ 95,210	$ 372,644	$ (3,112)	$ (115,617)	$ 5,547
Net income (loss)		93,032	[1]	0	0	0	93,032	0	0	293
Redeemable noncontrolling interest - subscriptions		0		0	0	0	0	0	0	1,773
Redeemable noncontrolling interest - redemptions		0		0	0	0	0	0	0	(4,045)
Other comprehensive income (loss)		2,382		0	0	0	0	2,382	0	(184)
Compensation cost - stock options and stock units plans		2,271		0	2,271	0	0	0	0	0
Issuance of restricted shares		0		0	(771)	0	0	0	771	0
Exercised options and stock units vested		13,136		0	(10,258)	0	0	0	23,394	0
Dividends declared	[2]	(43,628)		0	0	0	(43,628)	0	0	0
Balance at Dec. 31, 2012		826,475		279,980	121,419	95,210	422,048	(730)	(91,452)	3,384
Effect of deconsolidating a variable interest entity ("VIE")		0		0	0	0	0	0	0	(565)
Net income (loss)		84,753	[1]	0	0	0	84,753	0	0	(4,185)
Redeemable noncontrolling interest - subscriptions		0		0	0	0	0	0	0	53,000
Redeemable noncontrolling interest - redemptions		0		0	0	0	0	0	0	(1,830)
Other comprehensive income (loss)		(11,845)		0	0	0	0	(11,845)	0	95
Compensation cost - stock options and stock units plans		2,996		0	2,996	0	0	0	0	0
Issuance of restricted shares		0		0	(629)	0	0	0	629	0
Exercised options and stock units vested		3,702		0	(5,140)	0	0	0	8,842	0
Repurchase of common stock		(27)		0	0	0	0	0	(27)	0
Dividends declared	[2]	(48,102)		0	0	0	(48,102)	0	0	0
Balance at Dec. 31, 2013		857,952		279,980	118,646	95,210	458,699	(12,575)	(82,008)	49,899
Effect of deconsolidating a variable interest entity ("VIE")		0		0	0	0	0	0	0	(49,424)
Net income (loss)		106,940	[1]	0	0	0	106,940	0	0	(475)
Other comprehensive income (loss)		(1,310)		0	0	0	0	(1,310)	0	0
Compensation cost - stock options and stock units plans		2,246		0	2,246	0	0	0	0	0
Issuance of restricted shares		0		0	(629)	0	0	0	629	0
Exercised options and stock units vested		1,468		0	(2,924)	0	0	0	4,392	0
Repurchase of common stock		(640)		0	0	0	0	0	(640)	0
Dividends declared	[2]	(55,593)		0	0	0	(55,593)	0	0	0
Balance at Dec. 31, 2014		$ 911,063		$ 279,980	$ 117,339	$ 95,210	$ 510,046	$ (13,885)	$ (77,627)	$ 0

[1]	The numbers set out in these tables have been rounded and accordingly may not total exactly.
[2]	Dividends declared were $0.35 per share in the first, second and third quarter of 2014. In the fourth quarter of 2014, dividends declared were $0.39 per share. In 2013, dividends declared were $0.30 per share in the first, second and third quarter of 2013. In the fourth quarter of 2013, dividends declared were $0.35 per share. In 2012, dividends declared were $0.25 per share in the first and second quarter. In the third and fourth quarter of 2012, dividends declared were $0.30 per share.